Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss) before noncontrolling interests	$ 16,211	$ 12,663	$ 12,667
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for Loan, Lease, and Other Losses	7,899	15,753	21,668
Changes in fair value of MSRs (residential), MHFS and LHFS carried at fair value	(295)	(1,025)	(20)
Depreciation and amortization	2,208	1,924	2,841
Other net losses (gains)	3,273	1,345	(3,867)
Preferred stock released by ESOP	959	796	106
Stock incentive compensation expense	529	436	245
Excess tax benefits related to stock option payments	(79)	(98)	(18)
Originations of MHFS	(345,099)	(370,175)	(414,299)
Proceeds from sales of and principal collected on mortgages originated for sale	298,524	355,325	399,261
Originations of LHFS	(5)	(4,596)	(10,800)
Proceeds from sales of and principal collected on LHFS	11,833	17,828	20,276
Purchases of LHFS	(11,723)	(7,470)	(8,614)
Net change in:
Trading assets	35,149	12,356	13,983
Deferred income taxes	3,573	4,287	9,453
Accrued interest receivable	(401)	1,051	(293)
Accrued interest payable	(362)	(268)	(1,028)
Other assets, net	(11,529)	(19,631)	(15,018)
Other accrued expenses and liabilities, net	3,000	(1,729)	2,070
Net cash provided (used) by operating activities	13,665	18,772	28,613
Cash flows from investing activities:
Net change in Federal funds sold, securities purchased under resale agreements and other short term investments	36,270	(39,752)	8,548
Securities available for sale:
Sales proceeds	23,062	8,668	53,038
Prepayments and maturities	52,618	47,919	38,811
Purchases	(121,235)	(53,466)	(95,285)
Loans:
Loans originated by banking subsidiaries, net of principal collected	(35,686)	15,869	52,240
Proceeds from sales (including participations) of loans originated for investment by banking subsidiaries	6,555	6,517	6,162
Purchases (including participations) of loans by banking subsidiaries	(8,878)	(2,297)	(3,363)
Principal collected on nonbank entities' loans	9,782	15,560	14,428
Loans originated by nonbank entities	(7,522)	(10,836)	(9,961)
Net cash paid for acquisitions	(353)	(36)	(138)
Proceeds from sales of foreclosed assets	10,655	5,444	3,759
Changes in MSRs from purchases and sales	(155)	(65)	(10)
Other, net	(157)	2,800	3,556
Net cash provided (used) by investing activities	(35,044)	(3,675)	71,785
Cash flows from financing activities:
Net change in deposits	72,128	23,924	42,473
Net change in short-term borrowings	(6,231)	11,308	(69,108)
Long-term debt:
Proceeds from issuance	11,687	3,489	8,396
Repayment	(50,555)	(63,317)	(66,260)
Preferred stock:
Proceeds from issuance	2,501	0	0
Cash dividends paid	(844)	(737)	(2,178)
Redeemed	0	0	(25,000)
Common stock:
Proceeds from issuance	1,296	1,375	21,976
Repurchased	(2,416)	(91)	(220)
Cash dividends paid	(2,537)	(1,045)	(2,125)
Stock warrants:
Common stock warrants repurchased	(2)	(545)	0
Excess tax benefits related to stock option payments	79	98	18
Net change in noncontrolling interests:
Cash paid for purchase of Prudential's noncontrolling interest	0	0	(4,500)
Other	(331)	(592)	(553)
Net cash provided (used) by financing activities	24,775	(26,133)	(97,081)
Net change in cash and due from banks	3,396	(11,036)	3,317
Cash and due from banks at beginning of year	16,044	27,080	23,763
Cash and due from banks at end of year	19,440	16,044	27,080
Supplemental cash flow disclosures:
Cash paid for interest	7,011	8,307	10,978
Cash paid for income taxes	$ 4,875	$ 1,187	$ 3,042